INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2021
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

4. INVESTMENT PROPERTIES

As at December 31,	2021	2020
Income-producing properties	$7,727,368	$5,786,338
Properties under development	162,817	31,488
Land held for development	80,973	37,757
	$7,971,158	$5,855,583
Changes in investment properties are shown in the following
table:

Years Ended December 31,	2021			2020
	Income- producing properties	Properties under development	Land held for development	Income- producing properties	Properties under development	Land held for development

Balance, beginning of year	$5,786,338	$31,488	$37,757	$4,377,623	$51,310	$28,966
Maintenance or improvements	10,897	—	—	3,997	—	—
Leasing commissions	2,456	3,298	—	3,449	—	—
Tenant allowances	3,439	—	—	1,784	—	—
Developments or expansions	8,726	88,729	1,906	12,582	39,083	458
Acquisitions (note 3)	857,939	24,093	63,692	1,000,618	35,777	9,264
Costs to complete acquired property (note 6)	8,344	—	—	8,622	—	—
Disposals (note 5)	(36,793)	—	—	(31,276)	—	—
Transfer to properties under development	—	16,812	(16,812)	—	—	—
Transfer to income-producing properties	—	—	—	97,733	(97,733)	—
Amortization of straight-line rent	8,889	—	—	8,842	—	—
Amortization of tenant allowances	(5,105)	—	—	(5,321)	—	—
Other changes	350	—	—	(16)	—	—
Fair value gains (losses), net	1,300,499	(280)	(1,354)	273,914	(145)	(332)
Foreign currency translation, net	(157,468)	(1,323)	(747)	33,787	3,196	(599)
Classified as assets held for sale (note 5)	(61,143)	—	(3,469)	—	—	—
Balance, end of year	$7,727,368	$162,817	$80,973	$5,786,338	$31,488	$37,757
The Trust determines the fair value of an income-producing property based upon, among other things, rental income from current leases and assumptions about rental income from future leases reflecting market conditions and lease renewals at the applicable balance sheet dates, less future cash outflows in respect of such leases. Fair values are primarily determined by discounting the expected future cash flows, generally over a term of 10 years, plus a terminal value based on the application of a capitalization rate to estimated year 11 cash flows. The fair values of properties under development are measured using a discounted cash flow model, net of costs to complete, as of the balance sheet date. The Trust measures its investment properties using valuations prepared by management. The Trust does not measure its investment properties based on valuations prepared by external appraisers but uses such external appraisals as data points, together with other external market information accumulated by management, in arriving at its own conclusions on values. Management uses valuation assumptions such as discount rates, terminal capitalization rates and market rental rates applied in external appraisals or sourced from valuation experts; however, the Trust also uses its historical renewal experience with tenants, its direct knowledge of the specialized nature of certain of Granite’s portfolio and tenant profile and its knowledge of the actual condition of the properties in making business judgments about lease renewal probabilities, renewal rents and capital expenditures. There has been no change in the valuation methodology during the year.
Refer to note 2(q) for a discussion of the impact of the
COVID-19
pandemic on the Trust’s business and operations, including the valuation of investment properties.
Included in investment properties is $35.7 million (December 31, 2020 — $27.2 million) of net straight-line rent receivables arising from the recognition of rental revenue on a straight-line basis over the lease term.
Details about contractual obligations to purchase, construct and develop properties can be found in the commitments and contingencies note (note 21).
Tenant minimum rental commitments payable to Granite on
non-cancellable
operating leases as at December 31, 2021 are as follows:

2022	$357,327
2023	334,660
2024	255,396
2025	231,666
2026	199,784
2027 and thereafter	975,598
$2,354,431
Valuations are most sensitive to changes in discount rates and terminal capitalization rates. The key valuation metrics for income-producing properties by country are set out below:

As at December 31,	2021 (1)			2020
	Weighted average (2)	Maximum	Minimum	Weighted average (2)	Maximum	Minimum
Canada
Discount rate	5.14%	6.50%	4.50%	5.71%	6.25%	5.25%
Terminal capitalization rate	4.54%	5.75%	4.00%	5.22%	5.50%	4.75%

United States
Discount rate	5.54%	9.25%	4.75%	6.18%	9.25%	5.00%
Terminal capitalization rate	4.79%	8.50%	3.75%	5.58%	8.50%	4.75%

Germany
Discount rate	6.48%	9.75%	4.90%	6.85%	9.00%	5.50%
Terminal capitalization rate	5.38%	8.75%	3.90%	5.83%	8.25%	4.50%

Austria
Discount rate	8.28%	9.50%	7.90%	8.58%	10.50%	8.25%
Terminal capitalization rate	7.16%	7.65%	6.65%	7.47%	9.75%	7.00%

Netherlands
Discount rate	4.44%	6.25%	3.60%	4.99%	6.25%	4.40%
Terminal capitalization rate	4.94%	7.40%	3.80%	5.58%	7.40%	4.80%

Other
Discount rate	N/A	N/A	N/A	7.32%	7.50%	7.00%
Terminal capitalization rate	N/A	N/A	N/A	6.97%	9.75%	6.00%

Total
Discount rate	5.67%	9.75%	3.60%	6.38%	10.50%	4.40%
Terminal capitalization rate	5.03%	8.75%	3.75%	5.82%	9.75%	4.50%

(1)	Excludes assets held for sale (note 5).
(2)	Weighted based on income-producing property fair value.
The table below summarizes the sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate:

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value
+50 basis points	$7,427,244	$(300,124)	$7,249,199	$(478,169)
+25 basis points	7,575,460	(151,908)	7,476,136	(251,232)
Base rate	7,727,368	—	7,727,368	—
-25 basis points	7,882,953	155,585	8,006,996	279,628
-50 basis points	$8,042,436	$315,068	$8,320,427	$593,059